UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6294

        Nuveen California Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Select Quality Municipal Fund, Inc. (NVC)
	May 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.0% (3.9% of Total Investments)
$ 1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$893,320
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,510	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	3,496,197
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
6,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	3,999,240
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
22,915	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	10,248,275
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

34,425	Total Consumer Staples			18,637,032

	Education and Civic Organizations – 4.9% (3.2% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	259,208
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	198,714
270	5.000%, 11/01/25	11/15 at 100.00	A2	253,290
1,595	California Infrastructure Economic Development Bank, Revenue Bonds, Claremont University	10/12 at 100.00	Aa3	1,616,596
	Consortium, Series 2003, 5.125%, 10/01/24
1,740	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,799,856
	Institute, Series 2005A, 5.000%, 7/01/24
4,787	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	4,552,485
	Trust 1065, 9.093%, 3/01/33 (IF)
1,385	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	AA–	1,395,540
	MBIA Insured
5,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	4,983,500
	5/15/33 – AMBAC Insured (UB)

15,267	Total Education and Civic Organizations			15,059,189

	Health Care – 18.1% (11.7% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A	1,758,663
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
545	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding	7/09 at 100.00	AAA	541,528
	Bonds, Catholic Healthcare West, Series 1994A, 4.750%, 7/01/19 – MBIA Insured
675	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	594,054
	Series 2006, 5.000%, 4/01/37
5,745	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008,	11/16 at 100.00	Aa3	4,828,485
	Trust 3146, 11.375%, 11/15/46 (IF)
6,195	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	Aa3	5,959,668
	Bond Trust 3175, 12.666%, 11/15/46 (IF)
4,200	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	3,727,584
	West, Series 2005A, 5.000%, 3/01/35
1,621	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,504,515
	System, Trust 2554, 18.389%, 7/01/47 – FSA Insured (IF)
10,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	7,175,700
	Health System, Series 2005A, 5.000%, 7/01/39
9,435	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	8,185,806
	Series 2006, 5.000%, 3/01/41
3,140	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	2,936,936
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A	1,440,988
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured

3,100	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/18 at 100.00	BBB	3,294,959
	2008A, 8.250%, 12/01/38
6,000	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project,	9/09 at 100.00	AA–	5,588,880
	Series 1995, 5.750%, 3/15/28 – MBIA Insured
9,655	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	8,369,147
	Center, Series 2007A, 5.000%, 7/01/38

63,416	Total Health Care			55,906,913

	Housing/Multifamily – 1.6% (1.0% of Total Investments)
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	787,270
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
4,750	Montclair Redevelopment Agency, California, Revenue Bonds, Monterey Manor Mobile Home Estates	12/10 at 102.00	N/R	4,066,855
	Project, Series 2000, 6.400%, 12/15/30

5,750	Total Housing/Multifamily			4,854,125

	Housing/Single Family – 0.2% (0.1% of Total Investments)
675	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 –	2/16 at 100.00	Aa2	676,640
	FGIC Insured (Alternative Minimum Tax)

	Industrials – 1.8% (1.2% of Total Investments)
4,055	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB	3,735,993
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,816,520
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

6,055	Total Industrials			5,552,513

	Long-Term Care – 1.1% (0.7% of Total Investments)
	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center
	Project, Series 2007:
460	5.250%, 12/01/27	12/17 at 100.00	Baa1	362,935
4,000	5.375%, 12/01/37	12/17 at 100.00	Baa1	2,966,760

4,460	Total Long-Term Care			3,329,695

	Tax Obligation/General – 15.2% (9.9% of Total Investments)
5,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22	8/13 at 100.00	A	5,088,550
250	California, Various Purpose General Obligation Bonds, Series 2000, 5.625%, 5/01/22 –	5/10 at 101.00	Aaa	253,323
	FGIC Insured
3,850	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	AA–	3,722,796
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,
	Series 2004:
1,470	5.250%, 5/01/19 – MBIA Insured	5/14 at 100.00	AA–	1,554,011
1,040	5.250%, 5/01/20 – MBIA Insured	5/14 at 100.00	AA–	1,094,683
4,000	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	AA–	3,999,840
	5.000%, 5/01/30 – FGIC Insured
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/20	9/11 at 100.00	AA	10,582,919
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2006:
2,710	5.000%, 8/01/25 – FSA Insured (UB)	8/14 at 102.00	AAA	2,866,990
3,875	5.000%, 8/01/26 – FSA Insured (UB)	8/14 at 102.00	AAA	4,045,500
6,000	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AA	2,131,860
	2003B, 0.000%, 8/01/27 – FGIC Insured
5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AA–	5,001,800
	MBIA Insured
585	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	594,272
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,760	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,917,055
	Bonds, Series 2003B, 5.000%, 8/01/22 – FSA Insured
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AA–	2,043,960
	Bonds, Series 2003C, 5.000%, 8/01/22 – FGIC Insured

49,600	Total Tax Obligation/General			46,897,559

	Tax Obligation/Limited – 25.9% (16.7% of Total Investments)
2,870	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	BBB–	2,743,663
	Series 2003, 5.500%, 10/01/23 – RAAI Insured
	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,
	Coalinga State Hospital, Series 2004A:
4,000	5.500%, 6/01/21	6/14 at 100.00	A–	4,031,440
2,000	5.500%, 6/01/23	6/14 at 100.00	A–	1,988,040
730	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	682,557
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	848,620
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
3,000	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	A	2,698,530
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
1,030	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AAA	1,056,100
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/25 – FSA Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A, Trust 2215-1:
1,940	12.930%, 6/01/38 – FGIC Insured (IF)	6/15 at 100.00	A–	841,805
1,355	12.930%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A–	422,489
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,584,455
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A	1,234,095
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	A	431,385
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
350	5.000%, 9/01/26	9/16 at 100.00	N/R	308,039
805	5.125%, 9/01/36	9/16 at 100.00	N/R	662,209
3,000	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/11 at 102.00	A+	2,948,550
	Series 2001, 5.000%, 9/01/21 – AMBAC Insured
3,510	Long Beach Bond Financing Authority, California, Lease Revenue and Refunding Bonds, Civic	10/09 at 100.00	AA–	3,460,053
	Center Project, Series 1997A, 5.000%, 10/01/27 – MBIA Insured
4,315	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A2	3,881,860
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
5,770	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior	7/09 at 100.00	AA+	5,780,617
	Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
8,175	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	AA–	7,700,768
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
2,580	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AA–	2,586,682
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State	10/09 at 100.50	A	3,609,146
	Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured
2,280	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	A	2,399,974
	Series 2001, 5.250%, 8/01/18 – AMBAC Insured
1,000	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	935,800
	Ranch, Series 2004A, 5.500%, 8/15/24
1,120	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	AA–	1,125,331
	Construction Project, Series 2006, 5.000%, 9/01/23 – MBIA Insured
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	3,887,625
	Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured
635	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	546,291
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
100	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans,	8/09 at 100.00	N/R	100,065
	Series 1991A, 8.000%, 2/01/18
820	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	755,737
	8/01/25 – AMBAC Insured
2,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	2,264,262
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
1,365	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	A	1,226,971
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured

4,625	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	A	4,621,948
	Series 2003, 5.000%, 6/01/17 – MBIA Insured
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment	9/15 at 100.00	AA–	5,745,244
	Project, Series 2005, 5.000%, 9/01/35 – MBIA Insured
2,175	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,802,705
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
5,000	West Hollywood, California, Refunding Certificates of Participation, Series 1998, 5.000%,	8/09 at 101.00	AA–	4,851,650
	2/01/25 – MBIA Insured

90,695	Total Tax Obligation/Limited			79,764,706

	Transportation – 18.0% (11.7% of Total Investments)
2,210	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,216,210
	2006, 5.000%, 4/01/31 (UB)
2,450	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	2,517,865
	2008, Trust 3211, 13.298%, 4/01/39 (IF)
8,300	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	AA–	6,045,471
	1995A, 5.000%, 1/01/35 – MBIA Insured
10,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	8,609,580
	Bonds, Series 1999, 0.000%, 1/15/29
7,940	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	A1	7,355,854
20,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	20,030,799
	Airport, Second Series 2000, Issue 25, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)
5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AA–	5,110,650
	International Airport, Second Series 2001, Issue 27B, 5.250%, 5/01/18 – FGIC Insured
3,665	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	AA–	3,628,863
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/18 – MBIA Insured
	(Alternative Minimum Tax)

60,065	Total Transportation			55,515,292

	U.S. Guaranteed – 36.5% (23.6% of Total Investments) (4)
9,750	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	10,902,255
	5/01/18 (Pre-refunded 5/01/12)
5,760	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (4)	5,978,592
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	7/09 at 100.00	Aaa	3,641,730
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
	California Statewide Community Development Authority, Certificates of Participation, Catholic
	Healthcare West, Series 1999:
4,495	6.500%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 101.00	A (4)	4,807,492
1,845	6.500%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 101.00	A (4)	1,973,172
	California, Various Purpose General Obligation Bonds, Series 2000:
4,450	5.625%, 5/01/22 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 101.00	Aaa	4,702,093
10,000	5.750%, 3/01/27 (Pre-refunded 3/01/10) – MBIA Insured	3/10 at 101.00	AAA	10,472,600
255	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	261,995
	Bonds, Series 1989, 7.700%, 11/01/09 (Alternative Minimum Tax) (ETM)
5,515	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	8/09 at 102.00	A+ (4)	5,658,114
	2001E, 5.000%, 8/01/25 – FGIC Insured (ETM)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,514,590
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
3,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/10 at 101.00	AA (4)	3,184,200
	Senior Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 (Pre-refunded 7/01/10) –
	FGIC Insured
6,030	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AA– (4)	6,348,444
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
	Monterey County, California, Certificates of Participation, Master Plan Financing, Series 2001:
2,075	5.000%, 8/01/19 (Pre-refunded 8/01/11) – MBIA Insured	8/11 at 100.00	A3 (4)	2,255,940
3,000	5.000%, 8/01/26 (Pre-refunded 8/01/11) – MBIA Insured	8/11 at 100.00	A3 (4)	3,261,600
60	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Pre-refunded	5/10 at 100.00	A1 (4)	62,467
	5/01/10) – FGIC Insured
10,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%,	7/10 at 101.00	BBB (4)	10,639,500
	7/01/31 (Pre-refunded 7/01/10)

4,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	4,202,120
	5.500%, 10/01/32 (Pre-refunded 10/01/10)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AAA	2,444,100
	6.000%, 8/01/26 – AGC Insured (ETM)
17,670	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/11 at 100.00	AAA	19,370,914
	Series 2001A, 5.000%, 11/01/24 (Pre-refunded 11/01/11) – FSA Insured
6,555	Sweetwater Authority, California, Water Revenue Bonds, Series 2002, 5.000%, 4/01/22	4/10 at 101.00	AAA	6,869,443
	(Pre-refunded 4/01/10) – FSA Insured
2,000	University of California, Revenue Bonds, Research Facilities, Series 2001E, 5.000%, 9/01/22	9/09 at 101.00	Aa1 (4)	2,043,660
	(Pre-refunded 9/01/09) – AMBAC Insured

104,460	Total U.S. Guaranteed			112,595,021

	Utilities – 16.7% (10.8% of Total Investments)
2,000	Anaheim Public Finance Authority, California, Revenue Refunding Bonds, Electric Generating	10/12 at 100.00	AAA	2,192,220
	System, Series 2002B, 5.250%, 10/01/18 – FSA Insured
1,810	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AA–	1,894,835
	Series 2004, 5.250%, 10/01/21 – MBIA Insured
10,350	California Pollution Control Financing Authority, Revenue Bonds, San Diego Gas and Electric	No Opt. Call	A+	11,911,608
	Company, Series 1991A, 6.800%, 6/01/15 (Alternative Minimum Tax)
4,000	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AAA	4,158,760
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – FSA Insured
3,855	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,291,823
	2007A, 5.500%, 11/15/37
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AA–	5,233,400
	2001A-2, 5.375%, 7/01/20 – MBIA Insured
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	5,012,800
	2005, 5.000%, 7/01/31 – FSA Insured (UB)
5,225	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2001A, 5.250%,	2/11 at 100.00	AAA	5,435,097
	2/01/18 – FSA Insured
1,025	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2004A, 5.000%,	2/14 at 100.00	AA	1,054,141
	2/01/22 – AMBAC Insured
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
1,260	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	BBB–	1,009,777
2,800	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	BBB–	2,209,844
4,360	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	4,538,193
	2002Q, 5.250%, 8/15/19 – FSA Insured
3,460	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	A1	3,581,273
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured

50,145	Total Utilities			51,523,771

	Water and Sewer – 7.5% (4.8% of Total Investments)
1,185	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/24 –	6/14 at 100.00	AA+	1,216,628
	AMBAC Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	830,245
	5.000%, 4/01/36 – MBIA Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	1,168,013
	AMBAC Insured
4,705	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A–	4,664,537
	5.500%, 1/01/38
3,750	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2004B-3,	10/14 at 100.00	AAA	3,828,975
	5.000%, 10/01/29 – MBIA Insured
1,510	Orange County Sanitation District, California, Certificates of Participation, Series 2007,	2/19 at 100.00	AAA	1,496,863
	Trust 3020, 17.363%, 2/01/35 (IF)
2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	1,607,680
2,525	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding	No Opt. Call	AA	2,900,973
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
2,120	5.250%, 10/01/19 – MBIA Insured	4/13 at 100.00	AA–	2,221,018
2,960	5.250%, 10/01/20 – MBIA Insured	4/13 at 100.00	AA–	3,086,243

22,895	Total Water and Sewer			23,021,175

$ 507,908	Total Long-Term Investments (cost $488,494,159) – 153.5%			473,333,631

	Short-Term Investments – 1.1% (0.7% of Total Investments)
	Health Care – 1.1% (0.7% of Total Investments)
$ 3,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Variable	8/09 at 100.00	VMIG-1	3,500,000
	Rate Demand Obligations, Series 2008B, 0.200%, 7/01/25 (5)

	Total Short-Term Investments (cost $3,500,000)			3,500,000

	Total Investments (cost $491,994,159) – 154.6%			476,833,631

	Floating Rate Obligations – (4.1)%			(12,795,000)

	Other Assets Less Liabilities – 2.7%			8,495,575

	Preferred Shares, at Liquidation Value – (53.2)% (6)			(164,150,000)

	Net Assets Applicable to Common Shares – 100%			$308,384,206

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$476,833,631	$ —	$476,833,631

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $479,209,488.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 16,961,413
Depreciation	(32,103,740)

Net unrealized appreciation (depreciation) of investments	$(15,142,327)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Select Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 30, 2009